Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Canada: 22.9%
6,410	Agnico-Eagle Mines Ltd.	$382,036	0.4
187,361	B2Gold Corp.	689,488	0.7
88,200	Barrick Gold Corp.	1,481,760	1.5
79,726	Canadian Natural Resources Ltd.	2,229,936	2.2
36,614	Cenovus Energy, Inc.	325,498	0.3
120,595	Enbridge, Inc.	4,582,610	4.6
86,456	EnCana Corp.	340,637	0.3
56,509	Enerplus Corp.	349,791	0.4
16,777	Franco-Nevada Corp.	1,649,515	1.6
128,198 (1)	Kinross Gold Corp.	555,097	0.6
20,662	Kirkland Lake Gold Ltd.	865,944	0.9
15,421	PAN American Silver Corp.	296,854	0.3
29,707	Pembina Pipeline Corp.	1,039,745	1.0
114,534	Suncor Energy, Inc.	3,596,368	3.6
55,277	TC Energy Corp.	2,815,258	2.8
58,867	Teck Cominco Ltd. - Class B	924,212	0.9
18,167	Wheaton Precious Metals Corp.	502,136	0.5
75,908	Yamana Gold, Inc.	271,751	0.3
		22,898,636	22.9

	United Kingdom: 0.7%
40,851	TechnipFMC PLC	769,633	0.7

	United States: 75.5%
9,977	Apache Corp.	222,288	0.2
10,615	Avery Dennison Corp.	1,383,877	1.4
11,639	Baker Hughes Co.	260,946	0.3
14,245	Ball Corp.	941,025	0.9
21,058 (1)	Berry Global Group, Inc.	983,198	1.0
35,834	Cabot Oil & Gas Corp.	571,194	0.6
6,962 (1)	Cheniere Energy, Inc.	421,479	0.4
79,767	Chevron Corp.	9,343,109	9.3
5,205	Cimarex Energy Co.	239,274	0.2
8,628	Compass Minerals International, Inc.	476,870	0.5
7,047	Concho Resources, Inc./Midland TX	511,330	0.5
79,127	ConocoPhillips	4,742,872	4.7
18,484	Continental Resources, Inc.	570,786	0.6
16,158 (1)	Crown Holdings, Inc.	1,226,392	1.2
6,634	CVR Energy, Inc.	287,849	0.3
7,730	Delek US Holdings, Inc.	265,216	0.3
11,382	Devon Energy Corp.	249,152	0.3
10,609	Diamondback Energy, Inc.	820,500	0.8
9,163	Domtar Corp.	341,963	0.3
12,122 (1)	Dril-Quip, Inc.	512,276	0.5
8,901	Eagle Materials, Inc.	819,159	0.8
44,344	EOG Resources, Inc.	3,143,990	3.1
25,663	EQT Corp.	224,038	0.2
143,812	Exxon Mobil Corp.	9,797,912	9.8
50,856	Freeport-McMoRan, Inc.	578,741	0.6
52,208	Halliburton Co.	1,095,846	1.1
10,822	Helmerich & Payne, Inc.	427,794	0.4
8,284	Hess Corp.	514,354	0.5
18,780	HollyFrontier Corp.	968,109	1.0
14,564	International Paper Co.	674,896	0.7
95,265	Kinder Morgan, Inc.	1,868,147	1.9
14,136	Louisiana-Pacific Corp.	419,274	0.4
60,533	Marathon Oil Corp.	705,209	0.7
49,232	Marathon Petroleum Corp.	2,985,428	3.0
2,127	Martin Marietta Materials, Inc.	570,887	0.6
11,295	National Oilwell Varco, Inc.	254,702	0.3
39,122	Newmont Goldcorp Corp.	1,502,285	1.5
11,085	Noble Energy, Inc.	230,125	0.2
47,825	Occidental Petroleum Corp.	1,844,610	1.8
32,732	Oneok, Inc.	2,325,609	2.3
10,732	Packaging Corp. of America	1,200,911	1.2
44,695	Parsley Energy, Inc.	669,531	0.7
10,720	PBF Energy, Inc.	335,536	0.3
12,379 (1)	PDC Energy, Inc.	281,375	0.3
26,829	Peabody Energy Corp.	259,705	0.3
33,706	Phillips 66	3,866,752	3.9
14,292	Pioneer Natural Resources Co.	1,827,089	1.8
1,979	Royal Gold, Inc.	232,077	0.2
98,027	Schlumberger Ltd.	3,548,577	3.6
15,955	Sonoco Products Co.	965,756	1.0
20,225 (1)	Summit Materials, Inc.	482,771	0.5
6,265	Targa Resources Corp.	228,860	0.2
32,228	Valero Energy Corp.	3,077,452	3.1
5,061	Vulcan Materials Co.	718,004	0.7
9,079	WestRock Co.	366,156	0.4
60,095	Williams Cos., Inc.	1,365,358	1.4
7,997	World Fuel Services Corp.	339,073	0.3
43,063 (1)	WPX Energy, Inc.	423,740	0.4
		75,511,434	75.5

	Total Common Stock
	(Cost $119,701,473)	99,179,703	99.1

SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
752,000 (2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.530%
	(Cost $752,000)	752,000	0.8
	Total Short-Term Investments (Cost $752,000)	752,000	0.8

	Total Investments in Securities (Cost $120,453,473)	$99,931,703	99.9
	Assets in Excess of Other Liabilities	102,241	0.1
	Net Assets	$100,033,944	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of November 30, 2019.

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Industry Diversification	Percentage of Net Assets
Integrated Oil & Gas	24.8%
Oil & Gas Exploration & Production	17.2
Oil & Gas Refining & Marketing	11.3
Oil & Gas Storage & Transportation	8.5
Oil & Gas Equipment & Services	6.2
Mining	4.6
Gold	3.9
Pipelines	3.8
Paper Packaging	3.7
Metal & Glass Containers	3.1
Utilities	2.3
Construction Materials	2.1
Diversified Metals & Mining	2.0
Oil & Gas	1.7
Materials	1.4
Energy	0.7
Building Materials	0.5
Oil&Gas	0.4
Paper Products	0.3
Oil&Gas Services	0.3
Coal	0.3
Short-Term Investments	0.8
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$99,179,703	$–	$–	$99,179,703
Short-Term Investments	752,000	–	–	752,000
Total Investments, at fair value	$99,931,703	$–	$–	$99,931,703
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(188,227)	$–	$(188,227)
Total Liabilities	$–	$(188,227)	$–	$(188,227)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2019, the following OTC written equity options were outstanding for Voya Natural Resources Equity Income Fund:

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Energy Select Sector SPDR® Fund	Goldman Sachs International	Call	12/06/19	USD	60 .470	475,709	USD	28,014,503	$376,191	$(65,506)
Materials Select Sector SPDR® Fund	Goldman Sachs International	Call	12/20/19	USD	61 .570	107,687	USD	6,465,528	33,544	(11,458)
SPDR S&P Oil & Gas Exploration & Production ETF	JPMorgan Chase Bank N.A.	Call	12/20/19	USD	23 .060	491,803	USD	10,013,109	197,656	(30,729)
VanEck Vectors Gold Miners ETF	Goldman Sachs International	Call	12/20/19	USD	27 .270	149,589	USD	4,050,870	88,676	(80,534)
									$696,067	$(188,227)

Currency Abbreviations
USD	-	United States Dollar

At November 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

  Cost for federal income tax purposes was $119,755,052.

  Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$6,842,320
Gross Unrealized Depreciation	(26,830,718)
Net Unrealized Depreciation	$(19,988,398)